Deposits (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure Text Block [Abstract]
Deposits	$ 250,000
Certificate of deposit accounts with balances equal to or in exceeding of $250,000 totaling	$ 13,000,000	$ 9,800,000